Equity and Equity-Linked Securities (Details 2)	3 Months Ended
Mar. 31, 2014
Warrants outstanding at December 31, 2013	23,019,301
Warrants issued in connection with convertible bridge notes (February 2014)	232,964
Warrants issued in connection with 2014 equity placement (Anson)	2,884,615
Warrants issued in connection with 2014 Convertible Notes (Deerfield)	25,115,384
Warrants issued in connection with JP Nevada Trust Note amendment	750,000
Warrants issued in connection with 2014 Convertible Notes (agent)	1,474,615
Other warrants expired in 2014	(200,000)
Warrants outstanding at March 31, 2014	53,276,879